Regulatory Matters - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Risk Weighted Assets	$ 658.9	$ 673.1
Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Risk Weighted Assets	$ 658.6	$ 671.6